Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended															3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Conectiv Energy [Member]	Dec. 31, 2011 Conectiv Energy [Member]	Dec. 31, 2010 Conectiv Energy [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2010 Discontinued Operations [Member]	Dec. 31, 2012 PHI [Member] Discontinued Operations [Member] Investment	Dec. 31, 2011 PHI [Member] Discontinued Operations [Member] Investment	Dec. 31, 2012 PHI [Member] Proceeds for Corp Repayment [Member] Discontinued Operations [Member]	Dec. 31, 2011 PHI [Member] Proceeds for Corp Repayment [Member] Discontinued Operations [Member]	Dec. 31, 2012 PHI [Member] Payment Paid From Early Termination [Member] Discontinued Operations [Member]	Dec. 31, 2011 PHI [Member] Payment Paid From Early Termination [Member] Discontinued Operations [Member]	Sep. 30, 2013 Phi [Member] Discontinued Operations [Member]	Jun. 30, 2013 Phi [Member] Discontinued Operations [Member]	Sep. 30, 2013 Phi [Member] Discontinued Operations [Member]	Sep. 30, 2013 Phi [Member] Payment Paid From Early Termination [Member] Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member] Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member]	Dec. 31, 2011 Discontinued Operations [Member] Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member]	Dec. 31, 2012 Discontinued Operations [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Discontinued Operations [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Discontinued Operations [Member] Significant Unobservable Inputs (Level 3) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Lease investments	$ 1,237				$ 1,350				$ 1,237	$ 1,350								$ 1,237	$ 1,349
Number of investment in lease portfolio																		6	7
Early termination agreement of leases																								During the second and third quarters of 2013, PHI terminated early all of its interests in its six remaining cross-border energy lease investments.	During the second and third quarters of 2013, PHI terminated early all of its interests in its six remaining cross-border energy lease investments.
Aggregate of net cash proceeds (payments) of lease investments																				202	161	520	423				2,000
Net pre tax gain / loss																		39	39							3
Income tax charges									30	36	0				16	22
After-tax gains on the lease terminations															9	3
Federal Income tax provision															14	14
Other non-cash charge																7	2
2013															0
2014															0
2015															0
2016															0
2017															0
Thereafter															1,237
Net accounts receivable																												33	94
Inventory assets	153				125				153	125																		3	7
Gross derivative assets																												1	24
Other current assets	150				190				150	190																		1	2
Accrued liabilities																												20	61
Gross derivative liabilities																												21	107	11	50	10	55	2
Other current liabilities	272				273				272	273																		1	2
Derivative assets within fair value hierarchy																															22		2
Derivative losses included in AOCL																												11
Income (Loss) from Discontinued Operations, net of Income Taxes	8	25	16	18	(4)	9	15	15	67	35	(59)	0	(3)	(107)	26	2	20
Other comprehensive income from discontinued operations												$ 0	$ 0	$ 103